Interest and Finance Costs	6 Months Ended
Jun. 30, 2021
Interest and Finance Costs [Abstract]
Interest and Finance Costs

8.Interest and Finance Costs

The amounts in the accompanying unaudited interim consolidated statements of operations are analyzed as follows:

	June 30,
	2021	2020
Interest expense	$9,015	$11,350
Interest income from bond repurchase	(554)	—
Amortization of financing costs	718	512
Loan expenses	163	147
Total	$9,342	$12,009